Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Loss Before Income Taxes	Loss before income taxes consisted of the following:

	2012	2011
Domestic	$(10,035,313)	$(10,498,950)
Foreign	(2,236,973)	(4,635,665)

Total	$(12,272,286)	$(15,134,615)

Reconciliation of Statutory United States Federal Income Tax Rate to Company's Effective Rate

A reconciliation of the Statutory United States federal income tax rate to the Company’s effective rate and for December 31, 2012 and 2011 is as follows:

	2012	2011
Loss before income taxes	$(12,272,286)	$(15,134,615)
	34%	34%
US federal statutory tax rate	4,172,577	5,145,769
State, net of federal rate	613,614	756,730
Permanent differences	(1,344,421)	(158,456)
Research and development tax credits	(3,559,200)	—
Other	321,181	—
Change in valuation allowances	1,159,808	(4,769,182)

	$1,363,559	$974,861

Significant Components of Company's Total Deferred Tax Asset

Significant components of the Company’s total deferred tax asset as of December 31, 2012 and 2011 are as follows:

	2012	2011
Net operating loss carry forwards	$35,362,944	$32,835,034
Research and development expenditures	3,884,379	6,500,969
Accrued expenses and other	(12,005)	164,997
Property and equipment	(19,995)	(68,479)
R&D investment tax credits carryforwards	547,716	1,490,326

Deferred tax assets	$39,763,039	$40,922,847
Deferred tax asset valuation allowance	$(39,763,039)	$(40,922,847)

	$—	$—